Asset Retirement Obligations - Carrying amount of ARO (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Asset Retirement Obligations, Expected to be incurred within 1 year	$ 202	$ 274
Asset Retirement Obligations, Expected to be incurred beyond 1 year	2,222	2,252
Asset Retirement Obligations
Disclosure of other provisions [line items]
Asset Retirement Obligation, Beginning balance	2,526	2,791
Additions	40	47
Liabilities settled	(270)	(136)
Liabilities disposed	(11)	(420)
Change in discount rate	(68)	143
Change in estimates	93	(2)
Exchange adjustment	17	(9)
Accretion (note 21)	97	112
Asset Retirement Obligation, Ending balance	$ 2,424	$ 2,526